Subsequent events	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Sale of VoIP Supply LLC
As at July 31, 2025, the Company received $4,500 cash from PVG Technology Holdings, LLC for the total purchase price of the VoIP Supply LLC.
The One Big Beautiful Bill Act

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was enacted, introducing amendments to U.S. tax laws with various effective dates. Key income tax-related provisions of the OBBBA include provisions related to bonus depreciation, research and development expenditures, interest expense deductibility, and revisions to international tax regimes. The Company is currently assessing the implications of these tax law changes. Since the OBBB Act was enacted subsequent to the Company’s balance sheet date, the Company’s tax provision for the twelve months ended June 30, 2025, does not incorporate the effects of these tax law changes